Financing Arrangements	12 Months Ended
Dec. 31, 2018
Financing Arrangements
Financing Arrangements

Note 10. Financing Arrangements

The composition of the Company’s debt and financing obligations are as follows:

	December 31,	December 31,
	2018	2017
CIT Bank, N.A. Term Loan, net of deferred financing costs of $4,557,025 and $6,894,816 as of December 31, 2018 and December 31, 2017, respectively	$266,802,911	$320,605,185
Note payable — insurance financing	1,774,199	—
	268,577,110	320,605,185
Less: current portion	(1,774,199)	(6,655,604)
Long-term debt	$266,802,911	$313,949,581

Term Loan

Concurrent with the closing of the Company's acquisition of Osmotica Holdings Corp Limited, the Company entered into a $160,000,000 Term Loan (the "Term Loan") pursuant to a Credit Agreement dated February 3, 2016 (the "Term Loan Agreement") between the Company as borrower, certain other lenders and CIT Bank, N.A. ("CIT Bank") acting as administrative agent. The Term Loan is secured by certain assets of the Company, excluding certain intangibles and foreign property.

The Term Loan Agreement required quarterly principal repayments equal to 0.625% of the initial aggregate Term Loan amount beginning on the last day of the first full fiscal quarter following the closing of the Term Loan Agreement, with final payment of the remaining principal balance due at maturity six years from the date of closing of the Term Loan Agreement. At the Company's election, interest accrues on a Prime Rate/Federal Funds Effective Rate ("ABR Loan") or a LIBOR ("LIBOR Loan") rate, plus a margin of 4.00% for ABR Loan, and  5.00% for LIBOR Loan. As of December 31, 2016, this rate was 6.00%.

For the year ended December 31, 2016, the Company incurred debt issuance costs associated with the Term Loan Agreement in the amount of $5,734,332, which were deferred and are amortized over the length of the Term Loan using the effective interest method.

On November 10, 2016, the Company amended the Term Loan Agreement (the "Amended Term Loan Agreement") in conjunction with the reacquisition of venlafaxine distribution rights. Pursuant to the Amended Term Loan Agreement, CIT Bank and certain other lenders agreed to make available to the Company, an Incremental Term Loan in the aggregate principal amount of $117,500,000, which was added to the Term Loan; there were no other modifications to the Term Loan Agreement.

The Company accounted for the Amended Term Loan Agreement as a modification of debt in accordance with ASC 470-50, Debt — Modifications and Extinguishments. In accordance with modification guidance detailed in ASC 470-50, lender fees incurred in the amount of $4,000,000 were deferred and are amortized over the length of the Term Loan using the effective interest rate method. In addition, the Company incurred third party fees associated with the Amended Term Loan Agreement in the amount of $398,558, which were expensed as professional fees in accordance with modification guidance and included in selling, general and administrative expense during the year ended December 31, 2016.

On April 28, 2017, the Company amended the Amended Term Loan Agreement (the "Second Amended Term Loan Agreement"), in which the due date of the Company's annual financial statements was modified for the first fiscal year after the closing of the Second Amended Term Loan Agreement.

Furthermore, on December 21, 2017, the Company amended the Second Amended Term Loan Agreement (the "Third Amended Term Loan Agreement"). Pursuant to the Third Amended Term Loan Agreement, CIT Bank and certain other lenders agreed to increase the principal amount of the Term Loan to an aggregate principal amount of $327,500,000. Of the aggregate principal amount, $277,500,000 will be designated as the Term A Loan and $50,000,000 will be designated as the Term B Loan.

The Third Amended Term Loan Agreement requires quarterly principal repayments to 0.6925% of the original principal amount of the Term A Loan and in the case of the Term B Loan 0.25% of the original principal amount of the Term B Loan, with final payment of the remaining principal balance due at maturity five years from the date of closing of the Third Amended Term Loan Agreement.

At the Company's election, for the Term A Loan, interest accrues on a Prime Rate/Federal Funds Effective Rate ("ABR Loan") or an LIBOR ("LIBOR Loan") rate in which the applicable rate per annum set forth below under the caption "ABR Spread" or "LIBOR Rate Spread," based upon the Total Leverage Ratio (as defined in the Third Amended Term Loan Agreement) as of last day of the most recently ended fiscal quarter is as follows:

Total Leverage Ratio	LIBOR Rate Margin	ABR Margin
Category 1	3.75%	2.75%
Greater than 2.00 to 1.00
Category 2	3.25%	2.25%
Equal to or less than 2.00 to 1.00

For Term B Loan, interest accrues with respect to any ABR Loan, 3.25% per annum, and with respect to any LIBOR Rate Loan, 4.25% per annum. As of December 31, 2018 and 2017, the interest rates were 6.09% and 5.25% for Term A Loan and 6.59% and 5.75% for Term B Loan, respectively.

The Company accounted for the Third Amended Term Loan Agreement as a modification of debt in accordance with ASC 470-50, Debt — Modifications and Extinguishments. In accordance with modification guidance detailed in ASC 470-50, lender fees incurred in the amount of $3,126,000 were deferred and are amortized over the length of the Term Loan using the effective interest rate method. In addition, deferred financing fees and a prepayment premium in the total amount of $4,981,624 were charged to other non-operating (loss)/income, net during the year ended December 31, 2017, as certain previous lenders did not participate in the Third Amended Term Loan. In addition, the Company incurred third party fees associated with the Third Amended Term Loan Agreement in the amount of $389,234, which were expensed as professional fees in accordance with modification guidance and included in selling, general and administration expense during the year ended December 31, 2017.

The Third Amended Term Loan Agreement contains covenants that require the Company to deliver quarterly and annual financial statements along with certain supplementary financial information and schedules and ratios. The Third Amended Term Loan Agreement also contains covenants that limit the ability of the Company to, among other things: incur additional indebtedness; incur liens; make investments; make payments on indebtedness; dispose of assets; enter into merger transactions; and make distributions. In addition, the Company shall not permit the total leverage ratio to be greater than 4.75:1.00 until March 31, 2020 at which time the total leverage ratio remains constant at a required 4.50:1.00. The total leverage ratio is the ratio, as of any date of determination, of (a) consolidated total debt, net of unrestricted cash and cash equivalents as of such date to (b) consolidated adjusted earnings before income taxes, depreciation and amortization ("Consolidated EBITDA") for the test period then most recently ended for which financial statements have been delivered. Also, the Company will not permit the fixed charge coverage ratio to fall below 1.25:1.00 beginning on March 31, 2018 through the final maturity date. The fixed charge coverage ratio, as of the date of determination, is the ratio of (x) Consolidated EBITDA net of capital expenditures and cash taxes paid to (y) interest payments, scheduled principal payments, restricted payments and management fees paid to related parties. The Company obtained a waiver from CIT Bank in regard to its non-compliance of its covenant to deliver annual financial statements by April 2, 2018. The Company did not incur a waiver fee as a condition to the waiver. The Company was in compliance with all covenants of the Third Amended Term Loan Agreement as of December 31, 2018.

On October 31, 2018, the Company used a portion of the proceeds resulting from the IPO on October 22, 2018 to repay $50,000,000 in aggregate of the outstanding principal amount and $1,787,924 of accrued interest of indebtedness under the Company’s senior secured credit facilities.

The prepayments made on October 31, 2018 were as follows: (1) $42,278,907 and $1,492,597 on Term Loan A outstanding principal and accrued interest, respectively, and (2) $7,721,093 and $295,327 on Term Loan B outstanding principal and accrued interest respectively. The prepayments were made on a pro rata basis which is consistent with the requirements of the Third Amendment. The prepayments were applied to the remaining scheduled installments of principal due in respect of the Term Loans of such class in direct order of maturity.  As a result, there are no remaining scheduled installments of principal due in respect of the Term Loans until the final maturity date. The Company will continue to make interest payments accrued on the outstanding remaining balance through the date of maturity.

In accordance with ASC 470, when debt is prepaid within its contractual terms and the terms of the remaining debt are not modified, the prepayment should be treated as a partial extinguishment rather than a modification. This conclusion is reached without regard to consideration of the 10% cash flow test since no change to terms of the original debt instrument was modified in connection with the prepayment. The Third Agreement allows for partial prepayments without creating changes to the terms of Term Loan A or Term Loan B.

The Company incurred debt issuance costs associated with the Third Amendment. Pursuant to ASC 835-30-35-2, with respect to a note for which the imputation of interest is required, the difference between the present value and the face amount shall be treated as a discount or premium and amortized as interest expense or income over the life of the note in such a way as to result in a constant rate of interest when applied to the amount outstanding at the beginning of any given period. As such, in accordance with ASC 835-30-35-2, the Company deferred and amortized the debt issuance costs amortized over the length of the Term Loan using the effective interest method. The balance of the debt issuance costs as of the date of the partial prepayment made on October 31, 2018 was $5,627,508.

As a result of the partial extinguishment, the Company has elected, as an accounting policy in accordance with ASC 470-50-40-2, to write off a proportionate amount of the unamortized fees at the time that the financing was partially settled in accordance with the terms of the Third Amendment. The unamortized debt issuance costs are allocated between the remaining original loan balance and the portion of the loan paid down on a pro-rata basis. At the time of repayment, the Company wrote off $875,576 in debt issuance costs and recorded the expense in the accompanying Consolidated Statement of Operations and Comprehensive Loss.

Revolving Facility

Concurrent with the closing of the Company's acquisition of Osmotica Holdings Corp Limited, the Company entered into a Revolving Facility in an aggregate amount of $30,000,000 (the "Revolving Facility") pursuant to a Credit Agreement dated February 3, 2016 between the Company as borrower, certain other lenders and CIT Bank, N.A. ("CIT Bank") acting as administrative agent, as discussed above. The Company incurred closing costs associated with the Revolving Facility in the amount of $1,075,187, which were deferred and amortized over the length of the Revolving Facility on a straight-line basis.

On December 21, 2017, the Company amended the Revolving Facility (the "Amended Revolving Facility"). Pursuant to the Amended Revolving Facility, CIT Bank and certain other lenders agreed to increase the revolving credit commitments up to $50,000,000. The Company accounted for the Amended Revolving Facility as a modification of debt in accordance with ASC 470-50, Debt — Modifications and Extinguishments and ASU 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line of Credit Arrangements. Lender fees incurred in the amount of $437,500 were deferred and are amortized over the length of the Amended Revolving Facility on a straight-line basis.

The total amount available under the Revolving Facility includes a Swingline Loan and Letter of Credit subfacility, respectively, in an aggregate principal amount at any time outstanding not to exceed the lesser of (x) in the case of each of the Swingline Loan and Letter of Credit, $5,000,000 and (y) the total revolving commitment, based on certain terms and conditions of the Credit Agreement.

The Company will be required to repay the Revolving Facility upon its expiration five years from issuance, subject to permitted extension, and will pay interest on the outstanding balance monthly based, at the Company's election, on an adjusted prime/federal funds rate ("ABR") or an adjusted LIBOR ("LIBOR"), in which the applicable rate per annum set forth below under the caption "ABR Spread" or "LIBOR Rate Spread," based upon the Total Leverage Ratio (as defined in the Credit Agreement) as of last day of the most recently ended fiscal quarter is as follows:

Total Leverage Ratio	LIBOR Rate Margin	ABR Margin
Category 1	3.75%	2.75%
Greater than 2.00 to 1.00
Category 2	3.25%	2.25%
Equal to or less than 2.00 to 1.00

At December 31, 2018 and 2017, there were no outstanding borrowings or outstanding letters of credit. Availability under the Revolving Facility as of December 31, 2018, was $50,000,000.

Subordinated Note

Concurrent with the closing of the Company's acquisition of Osmotica Holdings Corp Limited, the Company entered into a $40,000,000 Subordinated Note Purchase Agreement (the "Subordinated Note") between the Company as borrower and Newstone Capital Partners, LLC. Interest on the outstanding principal balance of the Subordinated Note accrues, at the Company's election, at a rate equal to ABR plus a margin of 9.00% or LIBOR plus a margin of 10.00%. As of December 31, 2016, the effective interest rate on the Subordinated note was 11.00%. The Subordinated Note was to mature on February 3, 2023. As part of the Third Amended Term Loan Agreement, the Subordinated Note was paid in full including associated accrued interest. $1,159,557 and $800,000 of deferred financing and prepayment costs, respectively, associated with the Subordinated Note was expensed in accordance with ASC 470-50, Debt — Modifications and Extinguishments and included in the total amount of $4,981,624 as a component of other non-operating (loss) income, net on the accompanying Consolidated Statement of Operations and Comprehensive Loss.

Promissory Notes

Concurrent with the closing of the Company's acquisition of Osmotica Holdings Corp Limited, the Company entered into four promissory note agreements (collectively the "PIK Notes") for total proceeds of $25,000,000. The PIK Notes are identical to each other with exception for the Lender (as identified below) and principal sum. Interest accrued on a daily basis at a rate equal to 18% per annum on the unpaid principal balance of the PIK Notes outstanding. The lenders and principal sum of the PIK Notes are below:

Lender	Principal Sum
Altchem Limited (Cyprus)	$12,500,000
ACP III AIV, L.P.	7,661,834
ACP Holdco (Offshore), L.P.	4,272,166
Newstone Capital Partners II, L.P.	566,000
$25,000,000

As part of the Third Amended Term Loan Agreement, the PIK Notes were paid in full including associated accrued in-kind interest that had been accrued and capitalized in a total amount of $9,321,500.

Aggregated cumulative maturities of long-term obligations (including the incremental and existing Term Loan and the Revolving Facility), excluding deferred financing costs of $4,557,025, as of December 31, 2018 are:

Maturities of Long-term
Years ending December 31,	Obligations
2019	$1,774,199
2020	—
2021	—
2022	271,359,936
Total	$273,134,135